Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment include the following:

	December 31, 2022	December 31, 2021
Lab equipment	$5,706	$6,177
Furniture and office equipment	3,238	3,238
Software	291	291

Total	9,235	9,706
Accumulated depreciation	(6,496)	(4,184)

Property and equipment, net	$2,739	$5,522